STOCKHOLDERS' EQUITY - Common Stock (Details Textuals 5) (USD $)	0 Months Ended					9 Months Ended					1 Months Ended
	Jun. 04, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 04, 2012 Series C Preferred Stock	Sep. 30, 2012 Sigma Advisors	Jun. 04, 2012 Sigma Advisors	Jun. 04, 2012 Sigma Opportunity Fund	Jun. 04, 2012 Sigma Opportunity Fund and Chief Financial Officer	Jun. 04, 2012 Chief Financial Officer	Jul. 31, 2012 MacroSolve, Inc. Common Stock
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Advisory fees						$ 400,000
Common stock, shares issued		9,125,075	8,182,791	5,080,970			25,000	272,727		27,273
General and administrative expense	341,250
Agreement increased interest rate									25.00%
Number of options issued					100,000
Value of shares issued in conjunction with the acquisition		$ 9,125	$ 8,183								$ 697,531
Number of common stock shares issued											617,284